Exceptional items (Tables)	3 Months Ended
Mar. 31, 2021
Analysis of income and expense [abstract]
Schedule of Exceptional Items

	For the three months ended March 31,
	2021	2020
	€m	€m
Business Transformation program	1.0	—
Findus Switzerland integration costs	0.8	—
Release of indemnification assets	5.0	17.8
Brexit	3.2	0.2
Goodfella's Pizza & Aunt Bessie's integration costs	—	2.0
Factory optimization	0.8	0.6
Total exceptional items	10.8	20.6